Leases - Summary of Amounts Recognized in Profit or Loss Related to Leases (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Presentation of leases for lessee [abstract]
Lease expense for short-term and low value leases	SFr 182	SFr 27
Depreciation expense on right-of-use assets (note 27)	392	180
Interest expense on lease liabilities (note 28)	SFr 33	SFr 17